Supplemental Information on Oil, Natural Gas, and NGL Producing Activities - Summary of Company's Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Abstract]
Future cash inflows		$ 5,270,465	$ 271,428	$ 47,310
Future production costs		(1,664,724)	(102,817)	(21,289)
Future development costs		(745,769)
Future income tax expense	[1]	0	0	0
Future net cash flows		2,859,972	168,611	26,021
Discount to present value at 10% annual rate		(1,664,303)	(50,339)	(7,111)
Standardized measure of discounted future net cash flows		$ 1,195,669	$ 118,272	$ 18,910	$ 6,500

[1]	The Company is a limited liability company treated as a disregarded entity for income tax purposes.